UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21229

Investment Company Act File Number

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Bond Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.4%

Security	Principal Amount (000’s omitted)	Value
Education — 6.1%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	$750	$786,082
New Jersey Educational Facilities Authority, (Ramapo College), 4.00%, 7/1/27	750	782,393
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	396,464
Rutgers State University, 5.00%, 5/1/39	250	273,975

		$2,238,914

General Obligations — 4.5%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,635,068

		$1,635,068

Hospital — 10.7%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$180	$183,427
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	685	696,378
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	536,846
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	250	257,190
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	750	885,113
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,345	1,378,504

		$3,937,458

Housing — 3.0%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$1,000	$1,080,950

		$1,080,950

Insured-Education — 6.6%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$889,134
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,224,795
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	295,397

		$2,409,326

Insured-Electric Utilities — 4.0%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$335	$352,735
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	1,104,730

		$1,457,465

Insured-General Obligations — 41.8%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,648,455
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,115,090
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	360,259
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	384,220
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	407,365
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	382	432,600
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,649,250

Security	Principal Amount (000’s omitted)	Value
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	$2,000	$513,220
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,057,921
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,370	2,195,379
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,102,100
Lakewood Township, (AGC), 5.75%, 11/1/31	700	812,882
Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,015	1,093,520
Nutley School District, (NPFG), 4.75%, 7/15/30	110	119,296
Nutley School District, (NPFG), 4.75%, 7/15/31	410	443,452

		$15,335,009

Insured-Hospital — 13.6%
New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (NPFG), 5.00%, 8/1/31	$750	$750,990
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	2,000	2,133,120
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	179,415
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	250	263,845
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,642,515

		$4,969,885

Insured-Lease Revenue/Certificates of Participation — 17.2%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,276,700
Middlesex County, Certificates of Participation, (NPFG), 5.00%, 8/1/31	1,250	1,253,687
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,300	1,468,805
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	500	622,315
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,250	1,704,725

		$6,326,232

Insured-Special Tax Revenue — 13.4%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$784,270
Garden State Preservation Trust, (AGM), 5.80%, 11/1/21	500	585,835
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	1,012,586
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,319,710
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	585,895
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,775	319,629
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,095	314,690

		$4,922,615

Insured-Transportation — 18.7%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,500	$1,893,015
Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	3,875	3,965,403
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	784,908
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	206,057

		$6,849,383

Insured-Water and Sewer — 8.6%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$2,719,035
Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	610	446,471

		$3,165,506

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 2.5%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$644,712
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	289,308

		$934,020

Student Loan — 2.9%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,072,829

		$1,072,829

Transportation — 9.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$640,469
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	226,819
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,335,667
South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,325	1,334,036

		$3,536,991

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$800,436

		$800,436

Total Tax-Exempt Investments — 165.4% (identified cost $55,124,373)		$60,672,087

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.4)%		$(19,600,778)

Other Assets, Less Liabilities — (12.0)%		$(4,386,297)

Net Assets Applicable to Common Shares — 100.0%		$36,685,012

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 74.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.1% to 26.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	75 U.S. 30-Year Treasury Bond	Short	$(11,043,613)	$(11,097,657)	$(54,044)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $54,044.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,252,624

Gross unrealized appreciation	$5,904,198
Gross unrealized depreciation	(274,735)

Net unrealized appreciation	$5,629,463

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$60,672,087	$—	$60,672,087
Total Investments	$—	$60,672,087	$—	$60,672,087

Liability Description
Futures Contracts	$(54,044)	$—	$—	$(54,044)
Total	$(54,044)	$—	$—	$(54,044)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 27, 2012